Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
At Cost:	-	-	-	-
Customer relationships	-	1,944,044	1,944,044	1,422,957
Software	-	271,693	473,356	346,476
Research and development	-	885,675	1,024,638	749,992
Less: accumulated impairment	-	-	(113,707)	(83,229)
Less: accumulated amortization	-	(123,848)	(906,821)	(663,754)
Intangible Assets, net	-	2,977,564	2,421,510	1,772,442

Schedule of Estimated amortization expenses	Estimated amortization expense for each of the next five years:
$
2025	(688,407)
2026	(688,407)
2027	(602,822)
2028	(382,674)
2029	(59,200)
(2,421,510)